Employees' Stock Incentive Plans and Management Incentive Plans Employees' Stock Incentive Plans and Management Incentive Plans - Stock Option Activity (Details) In Millions, unless otherwise specified	3 Months Ended
Mar. 29, 2015
Stock Options Outstanding (in shares)
Beginning balance	19
Options granted	4
Options forfeited	0
Options exercised	0
Ending balance	23